UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23791

First Trust Private Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Stockholders is attached herewith.

First Trust
Capital Management

FIRST TRUST PRIVATE ASSETS FUND

Semi-Annual Report

September 30, 2025

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

First Trust Private Assets Fund
This report and the Consolidated Financial Statements contained herein are provided for the general information of the shareholders of the First Trust Private Assets Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Private Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 7.3%
	CONSUMER STAPLES – 0.3%
5,615	Misfits Market, Inc.1	$171,314
	FINANCIALS – 1.5%
44,050	Airwallex ESOP Ltd.1	725,944
	TECHNOLOGY – 5.3%
42,727	Chime Financial, Inc. – Class A*	861,803
1,873	Epic Games, Inc.1	1,219,529
562	Olinda SAS1	88,945
3,570	Workrise Technologies, Inc.1	456,889
		2,627,166
	TOTAL COMMON STOCKS (Cost $3,350,427)	3,524,424
	PREFERRED STOCKS – 4.5%
	CONSUMER STAPLES – 0.3%
	Misfits Market, Inc.
4,243	Series A-1, 0.000%1,2	130,981
	FINANCIALS – 2.4%
	Empower Finance, Inc.
140,481	Series C , 0.000%1,2	1,137,896
	TECHNOLOGY – 1.8%
	Olinda SAS
2,248	Series D, 0.000%1,2	365,201
	Route App, Inc.
130,209	Series A1, 0.000%1,2	497,399
		862,600
	TOTAL PREFERRED STOCKS (Cost $2,012,487)	2,131,477
	PRIVATE INVESTMENT VEHICLES – 87.6%
	INVESTMENT PARTNERSHIPS – 87.6%
N/A3	137 Direct Fund LP, LLC*,4	738,606
N/A3	137 Holdings AI II, LLC*,4	1,481,261
N/A3	137 Holdings AP, LLC*,4	1,250,000
N/A3	137 Holdings MS, LLC*,4	481,722
N/A3	137 Holdings RBC, LLC*,4	2,174,809
N/A3	137 Holdings SXVII, LLC*,4	53,191
N/A3	137 Holdings SXX, LLC*,4	933,079
N/A3	137 Opportunity Fund LP*,4	411,660
N/A3	137 Ventures VI LP*,4	1,122,808
N/A3	Arlington Capital Partners VI LP*,4	1,006,974
N/A3	Bain Capital Fund XI LP*,4	321,978

First Trust Private Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
N/A3	Bain Capital Fund XII LP*,4	$333,294
N/A3	Carlyle Europe Partners V, S.C.Sp.*,4	946,702
N/A3	Carlyle U.S. Equity Opportunity Fund II LP*,4	895,552
N/A3	Fund C-1, A Series of Riot Ventures Opportunity Fund LP*,4	37,552
N/A3	GHO Capital IV LP*,4	21,283
N/A3	GPS IV LP*,4	162,037
N/A3	Hedosophia Investments VI E LP*,4	1,188,159
N/A3	Hedosophia Investments VI G LP*,4	1,013,402
N/A3	Hedosophia Investments VI H LP*,4	758,571
N/A3	Hedosophia Investments VI I LP*,4	309,000
N/A3	Hedosophia Investments VI J LP*,4	767,308
N/A3	Hedosophia Partners III LP*,4	631,763
N/A3	Hedosophia Partners V LP*,4	202,072
N/A3	Hedosophia Partners V Parallel LP*,4	83,463
N/A3	Hedosophia Partners VI LP*,4	1,097,492
N/A3	HS Investments EU21 LP*,4	39,261
N/A3	HS Investments EU23 LP*,4	1,173,408
N/A3	HS Investments IV M LP*,4	392,542
N/A3	HS Investments NA18 LP*,4	2,010,545
N/A3	HS Investments V F LP*,4	904,773
N/A3	HS Investments VI A LP*,4	1,002,814
N/A3	HS Investments VI B LP*,4	1,060,604
N/A3	Kern River Capital, LLC*,4	289,029
N/A3	KQ Partners LP*,4	1,239,413
N/A3	L Catterton Europe IV, SLP*,4	523,090
N/A3	Point72 Hyperscale LP*,4,5	108,446
N/A3	Quiet ML LP*,4	30,118
N/A3	Quiet OA Access LP*,4	1,262,610
N/A3	Quiet Select FT LP – Class B*,4	757,250
N/A3	Quiet Select FT LP – Class C*,4	1,261,873
N/A3	Quiet Select FT LP – Class D*,4	504,967
N/A3	Quiet Select FT LP – Class E*,4	758,083
N/A3	Quiet Select FT LP – Class F*,4	353,234
N/A3	Quiet T1 LP – Class A*,4	579,804
N/A3	Quiet T1 LP – Class B*,4	496,815
N/A3	Quiet Venture I LP*,4	2,010,257
N/A3	Quiet Venture II LP*,4	338,329
N/A3	Quiet Venture III LP*,4	1,435,132
N/A3	RA Capital Nexus Fund II LP*,4	159,837
N/A3	RA Capital Nexus Fund III LP*,4	155,424
N/A3	RA Capital Nexus Fund LP*,4	468,321

First Trust Private Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
N/A3	Reverence Capital Partners Opportunities Fund I LP*,4	$475,664
N/A3	Savory Fund III Blocked LP*,4	468,844
N/A3	Savory Fund III Coinvest I LLC*,4,5	505,020
N/A3	Seer Capital Partners Fund LP*,4	200,893
N/A3	TPG Tech Adjacencies II Interface*,4,5	554,018
N/A3	TPG Tech Adjacencies II Interface II*,4	268,115
N/A3	TPG Tech Adjacencies II Vega LP*,4	1,037,694
N/A3	TPG Tech Adjacencies II Vital CI LP*,4	838,287
		42,088,252
	TOTAL PRIVATE INVESTMENT VEHICLES (Cost $33,925,354)	42,088,252
	SHORT-TERM INVESTMENTS – 9.7%
4,677,480	UMB Bank, Money Market Special II Deposit Investment, 3.94%6	4,677,480
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,677,480)	4,677,480
	TOTAL INVESTMENTS – 109.1% (Cost $43,965,748)	52,421,633
	Liabilities in Excess of Other Assets – (9.1)%	(4,377,785)
	TOTAL NET ASSETS – 100.0%	$48,043,848

LLC – Limited Liability Company
LP – Limited Partnership
* Non-income producing security.
1 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
2 Perpetual security. Maturity date is not applicable.
3 Investment does not issue shares.
4 Investment valued using net asset value per share as practical expedient.
5 All or a portion of this investment is a holding of FT Investments Sub I LLC.
6 The rate is the annualized seven-day yield at period end.

First Trust Private Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
137 Direct Fund LP, LLC1	Not permitted	N/A	$744,456	$738,606	4/28/2025
137 Holdings AI II, LLC1	Not permitted	N/A	640,301	1,481,261	2/21/2024
137 Holdings AP, LLC1	Not permitted	N/A	1,250,000	1,250,000	8/13/2025
137 Holdings MS, LLC1	Not permitted	N/A	270,595	481,722	8/20/2024
137 Holdings RBC, LLC1	Not permitted	N/A	1,003,984	2,174,809	4/24/2024
137 Holdings SXVII, LLC1	Not permitted	N/A	20,531	53,191	4/1/2022
137 Holdings SXX, LLC1	Not permitted	N/A	380,050	933,079	7/31/2023
137 Opportunity Fund LP1	Not permitted	N/A	304,631	411,660	4/1/2022
137 Ventures VI LP1	Not permitted	N/A	836,703	1,122,808	11/28/2023
Arlington Capital Partners VI LP1	Not permitted	N/A	717,136	1,006,974	12/21/2023
Bain Capital Fund XI LP1	Not permitted	N/A	489,323	321,978	9/30/2024
Bain Capital Fund XII LP1	Not permitted	N/A	285,909	333,294	9/30/2024
Carlyle Europe Partners V, S.C.Sp.1	Not permitted	N/A	1,142,182	946,702	2/3/2025
Carlyle U.S. Equity Opportunity Fund II LP1	Not permitted	N/A	761,599	895,552	6/6/2025
Fund C-1, A Series of Riot Ventures Opportunity Fund LP1	Not permitted	N/A	36,879	37,552	4/1/2022
GHO Capital IV LP1	Not permitted	N/A	21,283	21,283	8/20/2025
GPS IV LP1	Not permitted	N/A	168,783	162,037	3/10/2025
Hedosophia Investments VI E LP1	Not permitted	N/A	1,071,617	1,188,159	12/24/2024
Hedosophia Investments VI G LP1	Not permitted	N/A	1,013,402	1,013,402	7/28/2025
Hedosophia Investments VI H LP1	Not permitted	N/A	758,571	758,571	6/27/2025
Hedosophia Investments VI I LP1	Not permitted	N/A	309,000	309,000	6/23/2025
Hedosophia Investments VI J LP1	Not permitted	N/A	767,308	767,308	6/27/2025
Hedosophia Partners III LP1	Not permitted	N/A	611,692	631,763	4/1/2022
Hedosophia Partners V LP1	Not permitted	N/A	219,040	202,072	4/1/2022
Hedosophia Partners V Parallel LP1	Not permitted	N/A	88,063	83,463	4/1/2022
Hedosophia Partners VI LP1	Not permitted	N/A	816,904	1,097,492	5/23/2024
HS Investments EU21 LP1	Not permitted	N/A	35,898	39,261	4/1/2022
HS Investments EU23 LP1	Not permitted	N/A	610,294	1,173,408	8/23/2023
HS Investments IV M LP1	Not permitted	N/A	361,306	392,542	3/25/2022
HS Investments NA18 LP1	Not permitted	N/A	1,264,285	2,010,545	8/30/2024
HS Investments V F LP1	Not permitted	N/A	607,725	904,773	7/28/2023
HS Investments VI A LP1	Not permitted	N/A	1,001,474	1,002,814	7/11/2024
HS Investments VI B LP1	Not permitted	N/A	1,017,634	1,060,604	10/15/2024
Kern River Capital, LLC1	Not permitted	N/A	250,000	289,029	3/26/2025
KQ Partners LP1	Not permitted	N/A	457,931	1,239,413	5/9/2024
L Catterton Europe IV, SLP1	Not permitted	N/A	538,592	523,090	3/12/2025
Point72 Hyperscale LP1	Not permitted	N/A	103,329	108,446	4/1/2022
Quiet ML LP1	Not permitted	N/A	33,920	30,118	4/1/2022
Quiet OA Access LP1	Not permitted	N/A	1,269,502	1,262,610	9/27/2024
Quiet Select FT LP – Class B1	Not permitted	N/A	753,260	757,250	1/13/2025
Quiet Select FT LP – Class C1	Not permitted	N/A	1,254,308	1,261,873	1/13/2025
Quiet Select FT LP – Class D1	Not permitted	N/A	500,000	504,967	2/20/2025
Quiet Select FT LP – Class E1	Not permitted	N/A	756,753	758,083	3/19/2025

First Trust Private Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Quiet Select FT LP – Class F1	Not permitted	N/A	$350,000	$353,234	6/3/2025
Quiet T1 LP – Class A1	Not permitted	N/A	206,684	579,804	1/29/2024
Quiet T1 LP – Class B1	Not permitted	N/A	500,000	496,815	1/29/2024
Quiet Venture I LP1	Not permitted	N/A	1,500,213	2,010,257	4/25/2025
Quiet Venture II LP1	Not permitted	N/A	346,392	338,329	4/1/2022
Quiet Venture III LP1	Not permitted	N/A	1,203,355	1,435,132	9/8/2023
RA Capital Nexus Fund II LP1	Not permitted	N/A	87,785	159,837	4/1/2022
RA Capital Nexus Fund III LP1	Not permitted	N/A	139,536	155,424	4/1/2022
RA Capital Nexus Fund LP1	Not permitted	N/A	814,146	468,321	4/1/2022
Reverence Capital Partners Opportunities Fund I LP1	Not permitted	N/A	351,496	475,664	7/3/2024
Savory Fund III Blocked LP1	Not permitted	N/A	350,000	468,844	3/11/2024
Savory Fund III Coinvest I LLC1	Not permitted	N/A	500,000	505,020	6/9/2025
Seer Capital Partners Fund LP1	Not permitted	N/A	137,063	200,893	4/1/2022
TPG Tech Adjacencies II Interface1	Not permitted	N/A	17,944	554,018	12/28/2023
TPG Tech Adjacencies II Interface II1	Not permitted	N/A	374,587	268,115	12/29/2023
TPG Tech Adjacencies II Vega LP1	Not permitted	N/A	750,000	1,037,694	5/16/2024
TPG Tech Adjacencies II Vital CI LP1	Not permitted	N/A	750,000	838,287	3/31/2025
Totals			$33,925,354	$42,088,252

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Assets Fund
CONSOLIDATED PORTFOLIO COMPOSITION
As of September 30, 2025 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
European Union	$5,622,081	11.8%
United States	46,799,552	97.3%
Total Investments	52,421,633	109.1%
Liabilities in Excess of Other Assets	(4,377,785)	(9.1)%
Total Net Assets	$48,043,848	100.0%
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Assets Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Non-Cyclical	0.2%
Consumer Staples	0.3%
Financials	1.5%
Technology	5.3%
Total Common Stocks	7.3%
Preferred Stocks
Consumer Staples	0.3%
Financials	2.4%
Technology	1.8%
Total Preferred Stocks	4.5%
Private Investment Vehicles
Investment Partnerships	87.6%
Short-Term Investments	9.7%
Total Investments	109.1%
Liabilities in Excess of Other Assets	(9.1)%
Total Net Assets	100.0%
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Assets Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $43,965,748)	$52,421,633
Foreign currency, at value (cost $35,117)	35,525
Cash	125,421
Receivables:
Investment securities sold	2,390
Interest	15,058
Prepaid expenses	23,313
Total assets	52,623,340
Liabilities:
Payables:
Fund shares redeemed	2,378,242
Subscriptions received in advance	1,450,000
Investment Management Fees	379,486
Incentive Fees	185,470
Deferred tax liability	82,971
Audit fees	58,778
Fund services expense	17,760
Unused line of credit fees (Note 9)	5,585
Legal fees	7,715
Pricing and research expense	1,227
Commitment fees (Note 9)	1,303
Shareholder reporting fees	1,249
Chief Compliance Officer fees	461
Accrued other expenses	9,245
Total liabilities	4,579,492
Commitments and contingenices (Note 3 and Note 9)
Net Assets	$48,043,848
Components of Net Assets:
Paid-in capital	$38,947,881
Total distributable earnings (accumulated deficit)	9,095,967
Net Assets	$48,043,848
Number of Shares Outstanding	3,638,156
Net Asset Value per Share	$13.21
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Assets Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Month Ended September 30, 2025 (Unaudited)

Investment Income:
Dividends	$87,430
Interest	62,028
Total investment income	149,458
Expenses:
Investment Management Fees	172,761
Legal fees	49,506
Incentive Fees	43,855
Trustees’ fees and expenses	39,144
Shareholder reporting fees	27,139
Tax services fees	23,983
Registration fees	17,548
Chief Compliance Officer fees	13,384
Fund services expense	13,016
Pricing and research expense	12,579
Miscellaneous	10,969
Unused line of credit fees (Note 9)	4,766
Interest expense (Note 9)	4,076
Audit fees	2,932
Insurance fees	2,413
Commitment fees (Note 9)	1,303
Registration fees	669
Total expenses	440,043
Investment Management Fees waived	(40,171)
Net expenses	399,872
Net investment income (loss)	(250,414)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	523,311
Foreign currency transactions	(1)
Net realized gain (loss)	523,310
Net change in unrealized appreciation/depreciation on:
Investments	2,417,643
Foreign currency translations	408
Net change in unrealized appreciation/depreciation	2,418,051
Net change on deferred tax	(1,080)
Net realized and unrealized gain (loss)	2,940,281
Net Increase (Decrease) in Net Assets from Operations	$2,689,867
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Assets Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (income)	$(250,414)	$(496,637)
Net realized gain (loss) on investments	523,310	978,591
Net change in unrealized appreciation/depreciation on investments	2,416,971	5,053,391
Net increase (decrease) in net assets from operations	2,689,867	5,535,345
Distributions to Shareholders:
Distributions	—	(410,378)
Total distributions to shareholders	—	(410,378)
Capital Transactions:
Sale of fund shares	12,347,000	16,299,000
Reinvested distributions	—	204,133
Fund shares repurchased	(3,826,612)	(369,086)
Net increase (decrease) in net assets from capital transactions	8,520,388	16,134,047
Total increase (decrease) in net assets	11,210,255	21,259,014
Net Assets:
Beginning of period	36,833,593	15,574,579
End of period	$48,043,848	$36,833,593
Capital Share Transactions:
Shares sold	965,103	1,482,028
Shares reinvested	—	18,524
Shares redeemed	(292,747)	(31,619)
Net increase (decrease) in capital share transactions	672,356	1,468,933
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Assets Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Month Ended September 30, 2025 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used in) operating activities:
Net increase (decrease) in net assets from operations	$2,689,867
Adjustments to reconcile net increase (decrease in net assets from operations net cash provided by (used in) operating activities:
Purchases of investments	(7,398,110)
Sales of investments	2,032,908
Change in short-term investments, net	(2,737,977)
Net amortization on investments	—
Net realized gain (loss)	(501,199)
Net change in unrealized appreciation/depreciation	(2,417,643)
Increase in deferred tax liability	1,080
Return of capital dividends received	(1,065,165)
(Increase)/Decrease in operating assets:
Prepaid expenses	2,488
Interest	(15,058)
Investments securities sold	(2,390)
Distributions from investment partnerships	125,361
Increase/(Decrease) in operating liabilities:
Investment Management Fees	132,590
Incentive Fees	43,855
Audit fees	(55,568)
Fund services expense	(3,432)
Accrued other expenses	9,245
Legal fees	(67,398)
Unused line of credit fees (Note 13)	2,188
Commitment fees (Note 13)	1,303
Shareholder reporting fees	1,249
Pricing and research expense	1,227
Chief Compliance Officer fees	461
Due to custodian	(22,112)
Net cash provided by (used in) operating activities	(9,242,230)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold	11,898,000
Payments for fund shares repurchased	(1,585,123)
Dividends paid to shareholders, net of reinvestments	—
Draws on line of credit	1,000,000
Paydowns on line of credit	(2,000,000)
Net cash provided by (used in) financing activities	9,312,877
Net Increase (Decrease) in cash	70,647
Cash, cash deposited with broker and foreign currency:
Beginning of period balances:
Cash	90,299
Cash denominated in foreign currency, at value	—
Total beginning of period balances	90,299
End of period balances:
Cash	125,421
Cash denominated in foreign currency, at value	35,525
Total end of period balances	$160,946
Supplemental disclosure of cash flow information:
Interest paid	$1,888
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Assets Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period January 3, 2023* Through March 31, 2023
Net asset value, beginning of period	$12.42	$10.40	$9.97	$10.00
Income from Investment Operations:
Net investment income1	(0.07)	(0.25)	—	(0.03)
Net realized and unrealized gain	0.86	2.42	0.43	—2
Total from investment operations	0.79	2.17	0.43	(0.03)
Less Distributions:
From net investment income	—	—2	—	—
From net realized gain	—	(0.15)	—	—
Total distributions	—	(0.15)	—	—
Net asset value, end of period	$13.21	$12.42	$10.40	$9.97
Total return3	6.36%	21.07%	4.31%	(0.30)%4
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48,044	$36,834	$15,575	$3,526
Ratio of expenses to average net assets:5,6,7 (including commitment fees, interest expense, unused line of credit fees, defered tax expense and Incentive Fees)
Before fees waived and expenses absorbed	1.98%8	3.37%	7.10%	14.49%8
After fees waived and expenses absorbed	1.80%8	2.75%	1.97%	1.76%8
Ratio of net investment income to average net assets:5,9 (including commitment fees, interest expense, unused line of credit fees, defered tax expense and Incentive Fees)
Before fees waived and expenses absorbed	(1.31)%8	(2.67)%	(5.13)%	(13.91)%8
After fees waived and expenses absorbed	(1.13)%8	(2.05)%	0.00%	(1.18)%8
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Assets Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS — Continued

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period January 3, 2023* Through March 31, 2023
Ratio of expenses to average net assets: (excluding Incentive Fees)5,6,7 (including commitment fees, interest expense, unused line of credit fees, defered tax expense and Incentive Fees)
Before fees waived and expenses absorbed	1.78%8	3.37%	7.10%	14.49%8
After fees waived and expenses absorbed	1.60%8	2.75%	1.97%	1.76%8
Ratio of net investment income to average net assets: (excluding Incentive Fees)5,9 (including commitment fees, interest expense, unused line of credit fees, defered tax expense and Incentive Fees)
Before fees waived and expenses absorbed	(1.11)%8	(2.67)%	(5.13)%	(13.91)%8
After fees waived and expenses absorbed	(0.93)%8	(2.05)%	0.00%	(1.18)%8
Portfolio turnover rate	9%4	15%	3%	0%4,10
Senior Securities
Total borrowings (000’s) omitted)	$—	$1,000	$—	$—
Asset coverage per $1,000 unit of senior indebtedness11	$—	$37,834	$—	$—

* Commencement of operations.
1 Based on average shares outstanding during the period.
2 Amount represents less than $0.01 per share.
3 Total returns would have been lower had expenses not been waived or absorbed by the Investment Adviser.
4 Not annualized.
5 If commitment fees, interest expense and deferred tax expense had been excluded, the expense ratios would have been lowered by 0.05% for the six months ended September 30, 2025. The expense ratios would have been lowered by 0.95%, 0% and 0%, for the years ended March 31, 2025, March 31, 2024 and the period ended March 31, 2023.
6 Ratios do not reflect the Fund’s proportionate of underlying investment partnerships.
7 Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.
8 Annualized.
9 Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.
10 Amount represents less than 1%.
11 Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)

Note 1 — Organization
First Trust Private Assets Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware trust on February 14, 2022.
Simultaneous with the commencement of the Fund’s operations on January 3, 2023 (“Commencement of Operations”), a private fund managed by First Trust Capital Management L.P. (the “Investment Adviser”), FT Investments I LLC (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund in exchange for newly issued shares of the Fund. The exchange was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net assets value as noted below:
Shares Issued	Net Assets
343,654	$3,336,535
The Predecessor Fund was a private fund that maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same Investment Adviser and portfolio managers. The Investment Adviser is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest of the Fund (the “Shares”), that are generally offered as of the first business day of each month.
The Fund’s investment objective is to generate capital appreciation over the medium- and long-term through investments in private assets globally. The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “private assets”. For purposes of this policy, private assets include direct investments in the equity or debt of a company; investments in general or limited partnerships, funds, corporations, trusts, closed-end private funds (including, without limitation, funds-of-funds) or other investment vehicles (collectively, “Investment Funds”) that are managed by independent investment managers (each an “Underlying Manager” and collectively, the “Underlying Managers”); secondary investments in Investment Funds managed by Underlying Managers; and co-investment vehicles. The Fund’s investments will include direct investments in equity or debt alongside private equity funds and firms. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.
(a) Consolidation
The Fund may invest through its wholly-owned and controlled subsidiary, FT Investments Sub I LLC (the “Subsidiary”), a Delaware limited liability company. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of FT Investments Sub I LLC. All inter-company accounts and transactions have been eliminated in consolidation. FT Investments Sub I LLC is advised by the Investment Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s Prospectus and Statement of Additional Information. As of September 30, 2025, net assets of FT Investments Sub I LLC were $1,224,501, representing 2.6% of the Fund’s consolidated net assets.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc., the Fund’s administrator (“UMBFS” or the “Administrator”), calculates the Fund’s net asset value (“NAV”) as of the close of business on the last business day of each month and at such other times as the Board of Trustees (the “Board” and the members thereof, “Trustees”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time net asset value is determined.
The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.
As a general matter, the fair value of the Fund’s interest in a Private Investment Vehicles will represent the amount that the Fund could reasonably expect to receive from the Private Investment Vehicles if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such Private Investment Vehicles based on the most recent final or estimated value reported by the Private Investment Vehicles, as well as any other relevant information available at the time the Valuation Designee values the portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a Private Investment Vehicle.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular Investment Fund under consideration.
Debt securities will generally be valued using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.
(b) Investment Transactions
Interest income is recorded on an accrual basis. Investment transactions are accounted for on a trade date basis. The Fund determines the gain or loss realized from the investment transactions by comparing the net sale proceeds with the weighted average cost of the investment.
(c) Fund Expenses
The Fund pays all of its expenses or reimburses the Investment Adviser or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include,

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

but are not limited to, any fees and expenses in connection with the offering and issuance of Shares; all fees and expenses reasonably incurred in connection with the operation of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; quotation or valuation expenses; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, audit fees, accounting, administration, tax preparation fees, custodial fees, costs of insurance, registration expenses, Trustees’ fees, and expenses of meetings of the Board.
(d) Federal Income Taxes
The Fund intends to continue to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.
ASC 740, Income Taxes (“ASC 740”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e) Distributions to Shareholders
Distributions will be paid at least annually on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.
A Shareholder whose Shares are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program and have all income dividends and/or capital gains distributions automatically reinvested in Shares unless such Shareholder, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash.
(f) Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.
(g) Segments
The Fund has adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segments Disclosures (“ASU 2023-07”). An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s Consolidated Financial Statements. The total return and performance is reflected within the accompanying Consolidated Financial Highlights. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Adviser, and in consideration of the advisory and other services provided by the Investment Adviser to the Fund, the Investment Adviser is entitled to a fee from the Fund consisting of two components — a base management fee (the “Investment Management Fee”) and an incentive fee (the “Incentive Fee”). Pursuant to the Investment Management Agreement, the Fund pays the Investment Adviser a quarterly Investment Management Fee equal to 0.75% on an annualized basis of the Fund’s net assets as of each quarter-end, subject to certain adjustments.
The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s net profits for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 1.75% per quarter (or an annualized hurdle rate of 7.00%). The Incentive Fee is equal to 3.75% per quarter (or an annualized rate of 15.00%) of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (defined below). For the purposes of the Incentive Fee, the term “net profits” means the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized gains or losses and income and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter.
The Investment Adviser has also entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

of the Fund, in the amount necessary to ensure that Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Incentive Fees, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization and extraordinary expenses, (such as litigation expenses) do not exceed 1.50% of the average daily net assets of the Fund (the “Expense Limit”) through April 1, 2026. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advanced written notice. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Incentive Fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 1.50% for the Fund.
For the six months ended September 30, 2025, the Investment Adviser had waived $40,171 in Investment Management Fees. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Adviser, the Investment Adviser may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the Expense Limit on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the Expense Limit on Fund expenses at the time of the recoupment. At September 30, 2025 the amount of these potentially recoverable expenses was $692,809. The Investment Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:
2026	$108,153
2027	393,618
2028	150,867
2029	40,171
$692,809
The Fund is relying on an exemptive order from the SEC and has adopted a shareholder service plan with respect to its Shares in compliance with Rule 12b-1 under the Investment Company Act. The shareholder services plan allows the Fund to pay shareholder servicing fees for the servicing of its Shares. Under the shareholder service plan, the Fund will be permitted to pay a shareholder servicing fee up to 0.25% on an annualized basis of the net assets (collectively, the “Shareholder Servicing Fee”) to the Fund’s distributor and/or other qualified recipients. The Fund or the distributor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who provides certain shareholder services, pursuant to a written agreement. The Shareholder Servicing Fee is paid out of the Fund’s assets attributable to the Shares and decreases the net profits or increases the net losses of such Shares.
First Trust Portfolios L.P., an affiliate of the Investment Adviser, currently serves as the Fund’s distributor. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A Trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate Trustees and officers affiliated with UMBFS or the Investment Adviser. For the six months ended September 30, 2025, the Fund’s fees incurred for Trustees are reported on the Consolidated Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s fees incurred for CCO services for the six months ended September 30, 2025, are reported on the Consolidated Statement of Operations.

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to continue to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes out all of its income and gains each year.
At September 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$43,031,450
Gross unrealized appreciation	$10,663,292
Gross unrealized depreciation	(1,273,109)
Net unrealized appreciation (depreciation) on investments	$9,390,183
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the tax period ended September 30, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$(299,088)	$299,088
As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed long-term capital gains	283,371
Tax accumulated earnings	283,371
Accumulated capital and other losses	(476,354)
Deferred Tax Expense	(100,562)
Net unrealized appreciation on investments	9,390,183
Other temporary differences	—
Total accumulated earnings	$9,096,638
The tax character of the distributions paid during the fiscal year ended September 30, 2025 and September 30, 2024 were as follows:
Distributions paid from:	2025	2024
Ordinary Income	$303,660	$—
Net long term capital gains	106,719	—
Return of Capital	—	—
Total accumulated earnings	$410,379	$—

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

As of September 30, 2025, the Fund had no short-term or long-term net capital loss carryover. As of September 30, 2025, the Fund had qualified late-year ordinary losses of $476,354, which are deferred until fiscal year 2026 for tax purposes. Net late-year losses that are deferred are deemed to arise on the first day of the next taxable year.
Domestic Blocker Income Tax
FT Investments Sub I LLC is a blocker taxed as a corporation. The current taxes reflect the estimated tax liability of the Fund as of September 30, 2025, based on taxable income of the Subsidiary. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of the Subsidiary for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.
Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of federal benefit is 6.123%. As of September 30, 2025, the Fund recorded a net deferred tax liability for the investments of the Subsidiary. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.
The Fund’s current and deferred tax (expense)/benefit as of September 30, 2025 consist of the following:
Current Tax (Expense) Benefit
Federal	$—
State	$—
—
Deferred Tax (Expense) Benefit
Federal	$(693)
State	(277)
(970)
Total Income Tax (Expense) Benefit	$(970)
Components of the Fund’s deferred tax assets and liabilities are as follows:
Deferred tax assets:
Capital loss carryforward	—
Net operating loss carryforward	—
Valuation allowance	—
Other deferred tax assets	—
Deferred tax liability
Net unrealized gain on investments	(82,861)
Other deferred tax liabilities	—
Net Deferred Tax Asset/(Liability)	(82,861)

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:
Federal Income tax expense at statutory rate	$(3,940)
State Income taxes (net of federal benefit)	(1,149)
Prior Period Adjustment	4,120
Permanent differences	—
Valuation allowance	—
Net income tax (expense) benefit	$(970)
Note 5 — Investment Transactions
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were $7,398,110 and $2,032,908, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements cannot be known; however, the Fund expects any risk of loss from such claims to be remote.
Note 7 — Repurchase of Shares
At the sole discretion of the Board and provided that it is in the best interests of the Fund and the Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting tender offers generally quarterly with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each, a “Valuation Date”). Each repurchase ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro-rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund.
The results of the tender offers conducted during the six months ended September 30, 2025, are as follows:
	Tender Offer	Tender Offer
Commencement Date	May 30, 2025	August 29, 2025
Repurchase Request Date	June 30, 2025	September 30, 2025
Repurchase Pricing Date	June 30, 2025	September 30, 2025
Net Asset Value as of Repurchase Pricing Date	$12.85	$13.21
Amount Repurchased	$1,448,371	$2,378,241
Percentage of Outstanding Shares Repurchased	3.49%	4.72%
Note 8 — Fair Value Measurements and Disclosure
ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
In accordance with ASU 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as a practical expedient are not included in the fair value hierarchy. As such, investments in Investment Funds with a fair value of $42,088,252 are excluded from the fair value hierarchy as of September 30, 2025.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Consumer Staples	$—	$—	$171,314	$171,314
Financial	—	—	725,944	725,944
Technology	861,803	—	1,765,363	2,627,166
Preferred Securities
Consumer Staples	—	—	130,981	130,981
Financials	—	—	1,137,896	1,137,896
Technology	—	—	862,600	862,600

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Short-Term Investments	4,677,480	—	—	4,677,480
Subtotal	$5,539,283	$—	$4,794,098	$10,333,381
Private Investment Vehicles				42,088,252
Total Investments				$52,421,633

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Common Stocks	Preferred Securities
Balance as of March 31, 2025	$3,506,167	$2,456,790
Transfers into Level 3	—	—
Transfers out of Level 3	(1,148,803)	—
Total gains (losses) for the period:	305,257	(325,313)
Purchases	—	—
Sales	—	—
Balance as of September 30, 2025	$2,662,621	$2,131,477
Change in unrealized gains or losses for the period included in earnings for assets held at the end of the reporting period	$305,257	$(325,313)
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:
Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Input	Weighted average	Impact on Valuation from an Increase in Input
Common Stocks	$1,219,529	Market Comparable	Enterprise Value	.1 – 172.4x	86.25x	Increase
	$1,271,778	Transaction Price	Transaction Price	N/A	N/A	Increase
	$171,314	Enterprise Value Approach	GPC Method	1.9 – 2.2x	2.1x	Increase
Preferred Stocks	$1,268,877	Enterprise Value Approach	GPC Method	1.9 – 2.2x	2.1x	Increase
	$862,600	Transaction Price	Transaction Price	N/A	N/A	Increase
Note 9 — Commitments
Private Investment Vehicles may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. The potential investment commitments are noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The unfunded investment commitments outstanding as of September 30, 2025, are as follows:
Investment Partnerships	Unfunded Commitment
137 Direct Fund LP, LLC	$250,000
137 Ventures VI LP	13,297
Arlington Capital Partners VI, LP	286,899

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Investment Partnerships	Unfunded Commitment
Bain Capital Fund XII LP	52,848
Carlyle Europe Partners V, S.C.Sp.	248,156
Carlyle U.S. Equity Opportunity Fund II LP	990,772
GHO Capital IV LP	1,978,717
GPS IV LP	143,493
Hedosophia Investments VI K L.P. (PolyAI)	1,000,000
Hedosophia Partners III LP	3,062
Hedosophia Partners V LP	2,725
Hedosophia Partners V Parallel LP	2,575
Hedosophia Partners VI LP	698,219
HS Investments EU23 LP	305
L Catterton Europe IV, SLP	35,068
Quiet Venture II LP	7,091
Quiet Venture III LP	296,645
RA Capital Nexus Fund II LP	25,109
RA Capital Nexus Fund III LP	73,919
RA Capital Nexus Fund LP	159,120
Reverence Capital Partners Opportunities Fund I LP	838
Sapphire Ventures Fund VII LP	1,250,000
Savory Fund III Blocked LP	650,000
TPG Tech Adjacencies III LP	1,250,000
Ufenau VIII Asset Light, SLP	1,100,000
$10,518,858

Note 10 — Credit Agreement
The Fund, as the borrower, has entered into a credit agreement (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement establishes a commitment by the lender to make revolving loans to the Fund in an aggregate principal amount not in excess of $1,650,000, which may be increased from time to time upon mutual agreement by the parties. The expiration date of the Credit Agreement is September 23, 2026. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements including maintaining a loan to value ratio of 3 to 1 at any time. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund.
For the six months ended September 30, 2025, the Fund incurred a cost related to the setup and maintenance of the Credit Agreement (“Commitment fees”) as reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the 40 days the Fund had outstanding borrowings were 8.44%, $862,500, $1,000,000, and $4,076, respectively. As of September 30, 2025 the Fund had no outstanding borrowings.

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Note 11 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the Investment Funds.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include, but are not limited to, embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 12 — Events Subsequent to the Period End
In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

First Trust Private Assets Fund
FUND INFORMATION
September 30, 2025 (Unaudited)

	TICKER	CUSIP
First Trust Private Assets Fund	FTPAX	33741D106
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877) 779-1999.
First Trust Private Assets Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Private Assets Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
account balances

•
account transactions

•
transaction history

•
wire transfer instructions

•
checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

First Trust Private Assets Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
open an account

•
provide account information

•
give us your contact information

•
make a wire transfer

•
tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes-information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

(b)	Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable to semi-annual reports.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Private Assets Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 5, 2025

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 5, 2025

* Print the name and title of each signing officer under his or her signature.